Amount of Shares of Common Stock Reserved (Detail)	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014		Jan. 31, 2013	Jan. 31, 2012
Stock Option Outstanding [Line Items]
Common stock issued and outstanding	4,863,455	4,913,455	4,695,247
Conversion of 9% Notes	275,000	275,000	275,000
Conversion of 8% Notes	200,000		18,208	[1]
Warrants outstanding	914,500	714,500	314,500		293,600	150,000
Stock options outstanding	704,200	628,700	735,800		530,000	115,000
Remaining shares issuable under 2013 Equity Incentive Plan	160,000	270,700	182,000
Common stock reserved for future issuance	7,117,155	6,802,355	6,820,755
Subsequent Event
Stock Option Outstanding [Line Items]
Common stock issued and outstanding			600,000

[1]	Reflects shares issued in February 2014 in connection with the conversion of the 8% notes. See Note 10.